Organization and Business Background - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended	12 Months Ended
	Jun. 29, 2020 HKD ($)	Nov. 20, 2019 HKD ($)	Apr. 20, 2018 HKD ($)	Nov. 14, 2015 CNY (¥)	Nov. 14, 2015 USD ($)	Sep. 25, 2013 USD ($)	Mar. 16, 2012 $ / shares shares	Dec. 01, 2011 $ / shares shares	Nov. 30, 2011 USD ($) $ / shares shares	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 15, 2019 HKD ($)	Apr. 30, 2011 shares	Sep. 13, 2010 shares	Aug. 06, 2010 $ / shares shares
Organization And Business Background [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares													$ 0.001	$ 0.001
Common stock, shares issued													12,938,128	12,938,128
Proceeds received from disposal of subsidiary | $										$ 0	$ 29,000	$ 325,413,000
Allied Sun Corporation Limited
Organization And Business Background [Line Items]
Negative net worth | $	$ 1,600
Proceeds received from disposal of subsidiary | $	$ 27,000
Plastec International Holdings Limited
Organization And Business Background [Line Items]
Amounts due from former subsidiary disposed of | $			$ 258,910,000
Consideration for disposal | $			$ 70,000
Unaffiliated third party
Organization And Business Background [Line Items]
Amounts due from former subsidiary disposed of | $		$ 112,035,000
Consideration for disposal | $		$ 47,965,000													$ 47,965,000
Hong Kong subsidiary [Member]
Organization And Business Background [Line Items]
Business Combination, Consideration Transferred				¥ 1,250,000,000	$ 195,312,500
Repurchase Program 2013 [Member]
Organization And Business Background [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount | $													$ 1,431,918
Merger Agreement [Member]
Organization And Business Background [Line Items]
Common Stock Shares Receivable Pursuant To Merger																		16,948,053
Common stock, par or stated value per share (in dollars per share) | $ / shares																		$ 0.001
Amended and Restated Merger Agreement [Member]
Organization And Business Background [Line Items]
Total Number Of Common Stock Shares Received Pursuant To Merger																	16,778,571
Common Stock Shares Received On Closing Of Merger																	7,054,583
Remaining Common Stock Issued																	9,723,988
Remaining Common Stock Issued Year One																	(2,944,767)
Remaining Common Stock Issued Year Two																	3,389,610
Remaining Common Stock Issued Year Three																	3,389,611
Common stock, shares issued																7,486,845
Conversion of Stock, Shares Converted									2,615,732
Average Conversion Of Stock Shares Converted Price Per Share | $ / shares									$ 10.30
Share repurchases (in shares)								1,570,000
Share redeemed and cancelled (in shares)								11,800,000
Stock Repurchase Price Per Share | $ / shares								$ 7.5
Amended and Restated Merger Agreement [Member] | Repurchase Program 2011 [Member]
Organization And Business Background [Line Items]
Share redeemed and cancelled | $									$ 5,000
Amended and Restated Merger Agreement [Member] | Repurchase Program 2013 [Member]
Organization And Business Background [Line Items]
Share redeemed and cancelled | $						$ 5,000
Escrow Agreement [Member]
Organization And Business Background [Line Items]
Share redeemed and cancelled (in shares)							806,293
Stock Repurchased and Retired Period Price Per Shares | $ / shares							$ 0.01